Inventories (Tables)	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories
	June 30, 2020	December 31, 2019

Raw materials	$23,353	$25,985
Work in progress	768	779
Finished goods	791,162	1,060,615
Total inventories	$815,283	$1,087,379
Less: inventory impairment loss	(2,363)	(2,363)
Inventories, net	812,920	1,085,016